Related Party Balances and Transactions - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Short-term borrowings	¥ 3,391	¥ 705,095
Huang River Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	¥ 3,391	354,840
Serene View Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings		¥ 350,255